ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)
Unrealised gains and losses on available-for-sale securities
Interest income : Securities available-for-sale		€ 3		€ 23
Net realised gains / (losses) on sale of available-for-sale securities		2		96		€ 250
Other-Than-Temporary-Impairment		(36)		(6)		(195)
Total before tax		(31)		113		55
Income tax (expense) / benefit		8		(26)		12
Net of tax		(23)		87		67
Amortization of defined benefit pension items
Prior service costs				(1)		(178)
Actuarial loss		(12)		(10)		(13)
Total before tax		(12)		(11)		(191)
Income tax (expense) / benefit		3
Net of tax		(9)		(11)		(191)
Income / (loss) from discontinued operations		7		4		(4)
Total reclassifications for the period		(25)		80		(128)
Balance, January 1	[1]	(2,547)
Amounts reclassified from accumulated other comprehensive income		25		(80)		128
Balance, December 31		(2,994)	$ (3,426)	(2,547)	[1]
Foreign Currency Items
Amortization of defined benefit pension items
Total reclassifications for the period		0		0		0
Balance, January 1		(2,505)		(2,679)		(1,394)
Other comprehensive income before reclassifications		(603)		174		(1,285)
Amounts reclassified from accumulated other comprehensive income		0		0		0
Net current-period other comprehensive income		(603)		174		(1,285)
Balance, December 31		(3,108)		(2,505)		(2,679)
Unrealized gains/(losses) on Available-for-Sale Securities
Amortization of defined benefit pension items
Total reclassifications for the period		(17)		91		63
Balance, January 1		102		184		248
Other comprehensive income before reclassifications		108		9		(1)
Amounts reclassified from accumulated other comprehensive income		17		(91)		(63)
Net current-period other comprehensive income		125		(82)		(64)
Balance, December 31		227		102		184
Pension liability
Amortization of defined benefit pension items
Total reclassifications for the period		(8)		(11)		(191)
Balance, January 1		(144)		(101)		(137)
Other comprehensive income before reclassifications		23		(54)		(155)
Amounts reclassified from accumulated other comprehensive income		8		11		191
Net current-period other comprehensive income		31		(43)		36
Balance, December 31		(113)		(144)		(101)
Accumulated Other Comprehensive Income
Amortization of defined benefit pension items
Total reclassifications for the period		(25)		80		(128)
Balance, January 1		(2,547)		(2,596)		(1,283)
Other comprehensive income before reclassifications		(472)		129		(1,441)
Amounts reclassified from accumulated other comprehensive income		25		(80)		128
Net current-period other comprehensive income		(447)		49		(1,313)
Balance, December 31		€ (2,994)		€ (2,547)		€ (2,596)

[1]	Restated